Pensions and other post-employment benefits - Fair value plan assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 3,959
Interest expense	(176)	€ (188)	€ (93)
Section 420 Transfer	0	0
Net defined benefit liability (asset) at end of period	4,849	3,959
Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	20,914	22,691
Interest expense	918	1,019
Administrative expenses and interest on asset ceiling	(23)	(21)
Settlements	(183)	(494)
Total	712	504
Return on plan assets, excluding amounts included in interest income	(482)	(76)
Total	(482)	(76)
Translation differences	1,072	(617)
Employers	55	75
Plan participants	80	84
Benefits paid	(1,628)	(1,740)
Other(2)	0	(7)
Total	(421)	(2,205)
Net defined benefit liability (asset) at end of period	20,723	20,914	22,691
Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(16,868)	(18,312)
Interest expense	(718)	(809)
Settlements	178	501
Total	(693)	(471)
Total	884	(272)
Translation differences	(783)	476
Plan participants	(80)	(84)
Benefits paid	1,721	1,808
Other(2)	30	(13)
Total	888	2,187
Net defined benefit liability (asset) at end of period	(15,789)	(16,868)	(18,312)
United States, Pension
Net defined benefit
Net defined benefit liability (asset) at beginning of period	4,960
Net defined benefit liability (asset) at end of period	5,500	4,960
United States, Pension | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	16,285	17,726
Interest expense	755	820
Administrative expenses and interest on asset ceiling	(18)	(17)
Settlements	0	0
Total	737	803
Return on plan assets, excluding amounts included in interest income	(576)	(186)
Total	(576)	(186)
Translation differences	990	(624)
Employers	27	27
Plan participants	0	0
Benefits paid	(1,237)	(1,330)
Section 420 Transfer	(38)	(131)
Other(2)	0	0
Total	(258)	(2,058)
Net defined benefit liability (asset) at end of period	16,188	16,285	17,726
United States, Pension | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(11,325)	(12,340)
Interest expense	(509)	(563)
Settlements	0	0
Total	(607)	(655)
Total	671	(91)
Translation differences	(664)	431
Plan participants	0	0
Benefits paid	1,237	1,330
Other(2)	0	0
Total	573	1,761
Net defined benefit liability (asset) at end of period	(10,688)	(11,325)	(12,340)
United States, OPEB
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(796)
Net defined benefit liability (asset) at end of period	(692)	(796)
United States, OPEB | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	675	637
Interest expense	30	28
Administrative expenses and interest on asset ceiling	0	0
Settlements	0	0
Total	30	28
Return on plan assets, excluding amounts included in interest income	50	62
Total	50	62
Translation differences	41	(21)
Employers	3	7
Plan participants	76	60
Benefits paid	(212)	(229)
Section 420 Transfer	38	131
Other(2)	0	0
Total	(54)	(52)
Net defined benefit liability (asset) at end of period	701	675	637
United States, OPEB | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,471)	(1,615)
Interest expense	(67)	(73)
Settlements	0	0
Total	(67)	(73)
Total	106	3
Translation differences	(87)	57
Plan participants	(76)	(60)
Benefits paid	212	229
Other(2)	(10)	(12)
Total	39	214
Net defined benefit liability (asset) at end of period	(1,393)	(1,471)	(1,615)
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(205)
Net defined benefit liability (asset) at end of period	41	(205)
Other pensions | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	3,954	4,328
Interest expense	133	171
Administrative expenses and interest on asset ceiling	(5)	(4)
Settlements	(183)	(494)
Total	(55)	(327)
Return on plan assets, excluding amounts included in interest income	44	48
Total	44	48
Translation differences	41	28
Employers	25	41
Plan participants	4	24
Benefits paid	(179)	(181)
Section 420 Transfer	0	0
Other(2)	0	(7)
Total	(109)	(95)
Net defined benefit liability (asset) at end of period	3,834	3,954	4,328
Other pensions | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(4,072)	(4,357)
Interest expense	(142)	(173)
Settlements	178	501
Total	(19)	257
Total	107	(184)
Translation differences	(32)	(12)
Plan participants	(4)	(24)
Benefits paid	272	249
Other(2)	40	(1)
Total	276	212
Net defined benefit liability (asset) at end of period	(3,708)	(4,072)	€ (4,357)
United Kingdom
Net defined benefit
Net defined benefit liability (asset) at beginning of period	175
Net defined benefit liability (asset) at end of period	207	175
United Kingdom | Defined benefit pension assets
Net defined benefit
Net defined benefit liability (asset) at beginning of period	957
Net defined benefit liability (asset) at end of period	736	957
United Kingdom | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(782)
Settlements	178
Net defined benefit liability (asset) at end of period	€ (529)	€ (782)